Related Party Transactions (Predecessor) - 2019 Debt Financings (Details) $ in Thousands					1 Months Ended			3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 18, 2022 USD ($)	Dec. 12, 2022 USD ($)	Nov. 01, 2022 USD ($)	Jun. 19, 2022 USD ($)	Jul. 21, 2023 USD ($)	Apr. 30, 2023	Dec. 31, 2019 USD ($) item	Sep. 30, 2022 USD ($)	Jul. 21, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Jul. 22, 2022 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transactions
Debt extinguishment due to warrant modification									$ 17,036
Estimated fair value of convertible notes												$ 131,300	$ 86,400
Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount							175.00%
Percentage of the shares the holders would have been entitled to receive via the previous warrant agreement						85.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount							175.00%
Income (expense) related to decrease (increase) in fair value					$ (300)			$ (500)		$ 400	$ (600)	(1,700)	100
Increase in additional paid in capital from debt extinguishment due to warrant modification					$ 5,200				5,200
Principal amount outstanding												6,000	10,000
Estimated fair value of convertible notes												$ 16,200	$ 15,600
Additional promissory note
Related Party Transactions
Principal amount							$ 5,000								$ 5,000
Number of additional convertible promissory notes sold | item							5
Additional promissory note | Board of directors | Convertible Notes 2019
Related Party Transactions
Principal amount							$ 1,000
Number of additional convertible promissory notes sold | item							1
Convertible notes
Related Party Transactions
Principal amount														$ 1,000
Contingent warrants exercised by Company's stockholders to reduce Company's convertible note obligations | item												0	0
Interest rate (as a percent)												10.00%		0.00%
Convertible notes | Simhambhatla
Related Party Transactions
Principal amount														$ 1,000
Repayable amount		$ 1,700	$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700	700											700
Additional amount repayable to the principal amount	$ 700		700
Repayment of notes			$ 1,000
Convertible notes | Jaywin
Related Party Transactions
Principal amount														1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%	175.00%
Principal amount outstanding		$ 700												700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Willis
Related Party Transactions
Principal amount														1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700												700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Malik
Related Party Transactions
Principal amount														1,000
Repayable amount	$ 1,700	$ 1,700
Percentage of repayment of principal amount	175.00%
Principal amount outstanding	$ 700													700
Additional amount repayable to the principal amount	700
Repayment of notes	$ 1,000
Additional Paid-in Capital [Member]
Related Party Transactions
Debt extinguishment due to warrant modification									17,036
Additional Paid-in Capital [Member] | Convertible Notes 2019
Related Party Transactions
Debt extinguishment due to warrant modification									$ 5,200
Dental Innovations | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount	175.00%
Dental Innovations | Original 2019 Note Purchase Agreement
Related Party Transactions
Principal amount														5,000	5,000
Repayable amount				$ 8,700										$ 8,700	8,750
Percentage of repayment of principal amount				175.00%
Additional amount repayable to the principal amount				$ 3,700
Interest rate (as a percent)				0.00%										15.79%
Dental Innovations | Original 2019 Note Purchase Agreement | Additional promissory note
Related Party Transactions
Principal amount							$ 5,000								$ 5,000
Dental Innovations | Original 2019 Note Purchase Agreement | Convertible notes
Related Party Transactions
Principal amount of convertible promissory note							5,000
Strathspey Crown Holdings Group, LLC ("SCH") | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Principal amount	$ 1,700						$ 1,000			$ 1,700		$ 1,700		$ 1,000
Number of additional convertible promissory notes sold | item							1
Interest rate (as a percent)	0.00%									15.79%		15.79%